Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
(Loss) / Profit for the year		$ (23,233)		$ 14,975	[1],[2],[3]	$ 14,276	[1],[2],[3]
Adjustments for:
Income tax (benefit) / expense		(1,024)		(4,992)	[3]	12,899	[3]
Depreciation		153,034		150,071	[3]	126,799	[3]
Amortization		1,220		936	[3]	701	[3]
Loss from the disposal of other property items		95		986	[3]	1,255	[3]
Gain from the sale of farmland and other assets		(36,227)		0	[3]	0	[3]
Net gain from the Fair value adjustment of Investment properties		(13,409)		(4,302)	[3]	(14,049)	[3]
Equity settled share-based compensation granted		4,728		5,552	[3]	4,796	[3]
(Gain) / Loss from derivative financial instruments and forwards		(51,504)		(38,679)	[3]	21,745	[3]
Interest and other financial expense, net		44,347		53,446	[3]	44,734	[3]
Initial recognition and changes in fair value of non harvested biological assets (unrealized)		30,299		(14,645)	[3]	(9,811)	[3]
Changes in net realizable value of agricultural produce after harvest (unrealized)		647		(2,371)	[3]	90	[3]
Provision and allowances		2,126		825	[3]	341	[3]
Net gain of inflation effects on the monetary items		(81,928)		0	[1],[3]	0	[1],[3]
Foreign exchange losses, net		183,195		38,708	[3]	19,062	[3]
Cash flow hedge – transfer from equity		26,693		20,758	[3]	85,214	[3]
Subtotal		239,059		221,268	[3]	308,052	[3]
Changes in operating assets and liabilities:
(Increase) in trade and other receivables		(65,942)		(9,476)	[3]	(30,996)	[3]
(Increase) in inventories		(41,531)		(4,089)	[3]	(22,301)	[3]
Decrease / (Increase) in biological assets		2,958		(18,013)	[3]	(23,677)	[3]
(Increase) / Decrease in other assets		(777)		2	[3]	83	[3]
Decrease / (Increase) in derivative financial instruments		50,021		40,910	[3]	(17,892)	[3]
Increase in trade and other payables		31,148		6,555	[3]	39,054	[3]
Increase in payroll and social security liabilities		5,876		1,953	[3]	3,052	[3]
(Decrease) / Increase in provisions for other liabilities		(430)		855	[3]	1,175	[3]
Net cash generated from operating activities before taxes paid		220,382		239,965	[3]	256,550	[3]
Income tax paid		(1,869)		(2,860)	[3]	(1,149)	[3]
Net cash generated from operating activities		218,513		237,105	[3],[4]	255,401	[3],[4]
Cash flows from investing activities:
Purchases of property, plant and equipment		(207,069)		(198,550)	[3]	(132,392)	[3]
Purchase of cattle and non current biological assets		(5,706)		(1,694)	[3]	(1,713)	[3]
Purchases of intangible assets		(3,321)		(2,141)	[3]	(1,218)	[3]
Interest received		7,915		11,230	[3]	7,671	[3]
Proceeds from disposal of other property items		1,748		2,820	[3]	2,215	[3]
Proceeds from sale of farmland and other assets		31,511		0	[3]	3,423	[3]
Net cash used in investing activities		(174,922)		(188,335)	[3],[5]	(122,014)	[3],[5]
Cash flows from financing activities:
Issuance of senior notes		0		495,678	[3]	0	[3]
Proceeds from long-term borrowings		45,536		232,433	[3]	167,385	[3]
Payments of long-term borrowings		(124,349)		(602,700)	[3]	(277,913)	[3]
Proceeds from short-term borrowings		318,108		106,730	[3]	257,395	[3]
Payments of short-term borrowings		(190,630)		(64,787)	[3]	(272,033)	[3]
Interest paid		(50,021)		(41,612)	[3]	(48,400)	[3]
Prepayment related expenses		0		(6,080)	[3]	0	[3]
Proceeds from equity settled shared-based compensation exercised		0		39	[3]	380	[3]
Payment of derivatives financial instruments		(2,578)		(9,476)	[3]	(3,724)	[3]
Purchase of own shares		(15,725)		(38,367)	[3]	(4,772)	[3]
Dividends paid to non-controlling interest		(1,195)		(1,664)	[3]	0	[3]
Net cash (used) / generated from financing activities		(20,854)		70,194	[3],[6]	(181,682)	[3],[6]
Net increase / (decrease) in cash and cash equivalents		22,737		118,964	[3]	(48,295)	[3]
Cash and cash equivalents at beginning of year	[3]	269,195	[7]	158,568	[7]	198,894
Effect of exchange rate changes and inflation on cash and cash equivalents		(18,297)		(8,337)	[3],[8]	7,969	[3],[8]
Cash and cash equivalents at end of year		273,635		269,195	[3],[7]	158,568	[3],[7]
Entity Information [Line Items]
Net cash generated from operating activities		218,513		237,105	[3],[4]	255,401	[3],[4]
Net cash used in investing activities		(174,922)		(188,335)	[3],[5]	(122,014)	[3],[5]
Net cash (used) / generated from financing activities		(20,854)		70,194	[3],[6]	(181,682)	[3],[6]
Effect of exchange rate changes and inflation on cash and cash equivalents		(18,297)		$ (8,337)	[3],[8]	$ 7,969	[3],[8]
Argentine subsidiaries
Changes in operating assets and liabilities:
Net cash generated from operating activities	[4]	7,598
Cash flows from investing activities:
Net cash used in investing activities	[5]	4,122
Cash flows from financing activities:
Net cash (used) / generated from financing activities	[6]	(8,231)
Effect of exchange rate changes and inflation on cash and cash equivalents	[8]	(3,489)
Entity Information [Line Items]
Net cash generated from operating activities	[4]	7,598
Net cash used in investing activities	[5]	4,122
Net cash (used) / generated from financing activities	[6]	(8,231)
Effect of exchange rate changes and inflation on cash and cash equivalents	[8]	$ (3,489)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[4]	Includes 7,598 of the combine effect of IAS 29 and IAS 21 of the Argentine subsidiaries.
[5]	Includes 4,122 of the combine effect of IAS 29 and IAS 21 of the Argentine subsidiaries.
[6]	Includes (8,231) of the combine effect of IAS 29 and IAS 21 of the Argentine subsidiaries.
[7]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[8]	Includes (3,489) of the combine effect of IAS 29 and IAS 21 of the Argentine subsidiaries.